Summary of Material Accounting Policies - Summary of Estimated Useful Lives of Acquired Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2025
Corporate customer relationship [Member] | Bottom of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Corporate customer relationship [Member] | Top of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	9 years
Supplier resources and artist contracts [Member] | Bottom of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	5 years
Supplier resources and artist contracts [Member] | Top of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	10 years
Non Compete Agreement [Member] | Bottom of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	4 years
Non Compete Agreement [Member] | Top of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	10 years
Copyrights [Member] | Bottom of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Copyrights [Member] | Top of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	10 years